Stock Options (Tables)	12 Months Ended
Dec. 31, 2016
Stock Options
Schedule of Black-Scholes-Merton option valuation model assumptions

	2016	2015
Expected Life (Years)	7.61	7.61
Dividend yield	2.50%	2.36%
Interest rate	1.50%	1.91%
Volatility	41.32%	46.52%

Summary of option activity under stock option plans

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term (years)	value ($)
				(in Thousands)
Options outstanding at December 31, 2015	871,727	$19.08
Plus: Options granted	9,000	26.14
Less:
Options exercised	43,925	12.51
Options expired	2,000	20.83
Options forfeited	34,300	21.17
Options outstanding at December 31, 2016	800,502	19.43	5.91	$17,108

Options fully vested and exercisable at December 31, 2016	266,392	$15.91	3.71	$6,630

Schedule of other information pertaining to option activity

	Twelve Months Ended December 31,
	2016	2015	2014
Weighted average grant date fair value of stock options granted	$8.74	$9.42	$9.07
Total fair value of stock options vested	$1,015,000	$872,000	$376,000
Total intrinsic value of stock options exercised	$792,000	$781,000	$468,000